INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Opening balance		$ 12,620	$ 16,753
Impairment		0	0
Amortization	[1]	(5,274)	(6,241)
Additions		3,518	2,604
Translation differences		(34)	(496)
Closing balance		10,830	12,620
Customer Relationship [Member]
Opening balance		358	1,845
Impairment		0	0
Amortization	[1]	(358)	(1,487)
Additions		0	0
Translation differences		0	0
Closing balance		0	358
Technology [Member]
Opening balance		11,293	13,606
Impairment		0	0
Amortization	[1]	(4,497)	(4,223)
Additions		3,477	2,432
Translation differences		(97)	(522)
Closing balance		10,176	11,293
Other [Member]
Opening balance		969	1,302
Impairment		0	0
Amortization	[1]	(419)	(531)
Additions		41	172
Translation differences		63	26
Closing balance		$ 654	$ 969

[1]	As of December 31, 2023, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2024- US$ 4,707 thousand, 2025- US$ 3,688 thousand, 2026- US$ 1,311 thousand, 2027- US$ 517 thousand and 2028 – US$ 608 thousand.